TRADE AND OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2019
TRADE AND OTHER RECEIVABLES.
Schedule of trade and other receivables

	2019	2018	2017
	$ million	$ million	$ million
Trade and other receivables due within one year
Trade receivables	1,141	1,166	1,125
Less: loss allowance	(59)	(62)	(69)
Trade receivables – net	1,082	1,104	1,056
Derivatives – forward foreign exchange, currency swaps and interest rate contracts	26	37	28
Other receivables	124	107	92
Current tax receivable	21	–	–
Prepayments	75	69	82
	1,328	1,317	1,258
Due after more than one year
Other non-current assets	35	16	16
	1,363	1,333	1,274

Schedule of trade receivables - net

	2019 Weighted average loss rate	2019 Loss allowance	2019 Gross carrying amount	2018 Gross carrying amount	2017 Gross carrying amount
	%	$ million	$ million	$ million	$ million
Not past due	-0.3%	(2)	681	647	664
Past due not more than 3 months	-1.1%	(2)	190	271	225
Past due not more than 3–6 months	-3.5%	(3)	85	78	65
Past due more than 6 months	-28.1%	(52)	185	170	171
		(59)	1,141	1,166	1,125
Loss allowance			(59)	(62)	(69)
Trade receivables – net			1,082	1,104	1,056

Schedule of movements in loss allowance

	2019	2018	2017
	$ million	$ million	$ million
At 31 December	62	69	54
Adjustment on initial application of IFRS 9		14
Adjusted balance at 1 January		83
Exchange adjustment	(1)	(3)	3
Reclassification[1]	–	(8)	–
Acquisitions	9	–	1
Net receivables provided during the year	15	14	17
Utilisation of provision	(26)	(24)	(6)
At 31 December	59	62	69

1     On transition to IFRS 9, the Group reclassified a credit note provision from the loss allowance to gross trade receivables.

Schedule of trade receivables denominated by currency

	2019	2018	2017
	$ million	$ million	$ million
US Dollar	493	527	418
Sterling	41	45	54
Euro	211	201	212
Other	337	331	372
Trade receivables – net	1,082	1,104	1,056